CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Thousands	Total	Class A [Member]	Class B [Member]	Ordinary Shares [Member] Class A [Member]	Ordinary Shares [Member] Class B [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2014	¥ 1,119,086			¥ 146	¥ 209		¥ 851,662	¥ (4,516)	¥ 271,585
Balance, shares at Dec. 31, 2014		23,712,758	28,733,024	23,712,758	28,733,024
Net income	178,760								178,760
Conversion of Class B ordinary shares to Class A ordinary shares				¥ 111	¥ (111)
Conversion of Class B ordinary shares to Class A ordinary shares, shares				18,158,128	(18,158,128)
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	22,456			¥ 19			22,437
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares, shares				3,043,652
Foreign currency translation adjustment, net of nil income taxes	34,748							34,748
Share-based compensation	32,919						32,919
Reclassification adjustment for gains on available-for-sale securities realized in net income, net of RMB2,818 income taxes
Purchase of Class A ordinary shares	(49,355)					(49,355)
Balance at Dec. 31, 2015	1,338,614			¥ 276	¥ 98	(49,355)	907,018	30,232	450,345
Balance, shares at Dec. 31, 2015				44,914,538	10,574,896
Net income	241,854								241,854
Conversion of Class B ordinary shares to Class A ordinary shares				¥ 12	¥ (12)
Conversion of Class B ordinary shares to Class A ordinary shares, shares				1,679,647	(1,679,647)
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	20,388			¥ 14			20,374
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares, shares				2,141,043
Foreign currency translation adjustment, net of nil income taxes	22,972							22,972
Share-based compensation	67,824						67,824
Unrealized holding gains on available-for-sale security, net of RMB2,818 income taxes	5,235							5,235
Reclassification adjustment for gains on available-for-sale securities realized in net income, net of RMB2,818 income taxes	(235)							(235)
Dividends	(54,026)								(54,026)
Purchase of Class A ordinary shares	(44,406)					(44,406)
Balance at Dec. 31, 2016	1,598,220			¥ 302	¥ 86	(93,761)	995,216	58,204	638,173
Balance, shares at Dec. 31, 2016		48,735,228	8,895,249	48,735,228	8,895,249
Net income	184,807								184,807
Conversion of Class B ordinary shares to Class A ordinary shares				¥ 12	¥ (12)
Conversion of Class B ordinary shares to Class A ordinary shares, shares				1,689,190	(1,689,190)
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	22,254			¥ 13			22,241
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares, shares				1,915,758
Foreign currency translation adjustment, net of nil income taxes	(13,832)							(13,832)
Share-based compensation	77,415						77,415
Unrealized holding gains on available-for-sale security, net of RMB2,818 income taxes	26,246							26,246
Reclassification adjustment for gains on available-for-sale securities realized in net income, net of RMB2,818 income taxes	(16,496)							(16,496)
Dividends	(63,087)								(63,087)
Purchase of Class A ordinary shares	(161,342)					(161,342)
Balance at Dec. 31, 2017	¥ 1,654,185			¥ 327	¥ 74	¥ (255,103)	¥ 1,094,872	¥ 54,122	¥ 759,893
Balance, shares at Dec. 31, 2017		52,340,176	7,206,059	52,340,176	7,206,059